Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of property and equipment

Machinery	5 ~ 8 years
Vehicles	5 years
Office equipment	5 ~ 8 years
Furniture and fixtures	5 ~ 8 years
Right-of-use assets	2 ~ 10 years

Schedule of amortization of estimated useful lives

Software	5 years
Brand	20 years
Contents IP	7 ~ 8 years
Goodwill	Indefinite
Crypto assets	Indefinite